Summary of Significant Accounting Policies - Amortization Period of Intangible Assets/Liabilities (Table) (Details)	12 Months Ended
Dec. 31, 2014
Trade name
Weighted average amortization periods of intangible assets
Weighted average amortization period	10 years
Port terminal operating rights
Weighted average amortization periods of intangible assets
Weighted average amortization period	20 to 45 years
Customer relationships
Weighted average amortization periods of intangible assets
Weighted average amortization period	20 years